RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Schedule of Financial Instruments that Brookfield Renewable
Impact of a 5% change in the market price of electricity, on outstanding energy derivative contracts and IFRS 9 PPAs, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2025	2024	2023	2025	2024	2023
5% increase	$(67)	$(41)	$(62)	$(170)	$(176)	$(23)
5% decrease	67	47	62	170	176	23
(1)Amounts represent the potential annual net pretax impact.
Impact of a 5% change in U.S. dollar exchange rates, on outstanding foreign exchange swaps, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2025	2024	2023	2025	2024	2023
5% increase	$142	$177	$29	$293	$327	$307
5% decrease	(142)	(177)	(29)	(293)	(327)	(307)
(1)Amounts represent the potential annual net pretax impact.
Impact of a 1% change in interest rates, on outstanding interest rate swaps, variable-rate debt and tax equity, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2025	2024	2023	2025	2024	2023
1% increase	$81	$251	$(129)	$210	$138	$148
1% decrease	(101)	(292)	130	(220)	(150)	(156)
(1)Amounts represent the potential annual net pretax impact.
The maximum credit exposure at December 31 was as follows:

(MILLIONS)	2025	2024
Trade receivables and other short-term receivables	$1,583	$1,141
Long-term receivables	495	396
Financial instrument assets(1)	867	823
Due from related parties(1)	956	881
Contract asset(1)	283	315
	$4,184	$3,556
(1)Includes both the current and long-term amounts.

Schedule to Classifies the Cash Obligations Related to Brookfield Renewables Liabilities into Relevant Maturity Groupings Based on the Remaining Period from the Statement of Financial Position Dates to the Contractual Maturity Date
The table below classifies the cash obligations related to Brookfield Renewable’s liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date.

AS AT DECEMBER 31, 2025 (MILLIONS)	< 1 year	1-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$2,246	$—	$—	$2,246
Financial instrument liabilities(1)	484	755	1,067	2,306
Due to related parties	7,071	693	—	7,764
Lease liabilities(1)	53	178	674	905
Corporate borrowings(1)	—	1,056	2,459	3,515
Non-recourse borrowings(1)	7,384	13,682	10,489	31,555
Interest payable on borrowings(2)	1,869	5,417	7,501	14,787
Total	$19,107	$21,781	$22,190	$63,078

AS AT DECEMBER 31, 2024 (MILLIONS)	< 1 year	1-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$2,104	$—	$—	$2,104
Financial instrument liabilities(1)	317	822	1,815	2,954
Due to related parties	4,855	592	—	5,447
Lease liabilities(1)	49	221	888	1,158
Corporate borrowings(1)	278	678	2,191	3,147
Non-recourse borrowings(1)	5,005	12,997	12,902	30,904
Interest payable on borrowings(2)	1,785	5,214	5,766	12,765
Total	$14,393	$20,524	$23,562	$58,479
(1)Includes both the current and long-term amounts.
(2)Represents aggregate expected interest payable over the entire term of the obligations, if held to maturity. Variable rate interest payments have been calculated based on estimated interest rates.

Schedule of Brookfield Renewables Assets and Liabilities Measured and Disclosed at Fair Value Classified by the Fair Value Hierarchy
The following table presents Brookfield Renewable's assets and liabilities including energy derivative contracts, IFRS 9 PPAs, interest rate swaps, foreign exchange swaps and tax equity measured and disclosed at fair value classified by the fair value hierarchy:

(MILLIONS)	Level 1	Level 2	Level 3	2025	2024
Assets measured at fair value:
Cash and cash equivalents	$2,093	$—	$—	$2,093	$3,135
Restricted cash(1)	368	—	—	368	463
Financial instrument assets(1)
IFRS 9 PPAs	—	—	452	452	170
Energy derivative contracts	—	111	—	111	71
Interest rate swaps	—	267	—	267	393
Foreign exchange swaps	—	37	—	37	189
Tax equity	—	—	120	120	94
Investments in debt and equity securities(2)	—	44	3,380	3,424	1,939
Property, plant and equipment	—	—	70,456	70,456	73,475
Liabilities measured at fair value:
Financial instrument liabilities(1)
IFRS 9 PPAs	—	(34)	(754)	(788)	(1,025)
Energy derivative contracts	—	(154)	—	(154)	(109)
Interest rate swaps	—	(131)	—	(131)	(109)
Foreign exchange swaps	—	(427)	—	(427)	(58)
Tax equity	—	—	(968)	(968)	(2,125)
Contingent consideration(3)	—	—	(96)	(96)	(61)
Liabilities for which fair value is disclosed:
Corporate borrowings(1)	(3,492)	(194)	—	(3,686)	(3,801)
Non-recourse borrowings(1)(4)	(2,009)	(29,531)	—	(31,540)	(30,662)
Total	$(3,040)	$(30,012)	$72,590	$39,538	$41,979
(1)Includes both the current amount and long-term amount.
(2)Excludes $341 million (2024: $566 million) of investments in debt securities measured at amortized cost
(3)Amount relates to business combinations and asset acquisitions completed between 2022 and 2025 with obligations lapsing from 2026 to 2027.
(4)During the year ended December 31, 2025, $182 million (2024: nil) was transferred from Level 2 to Level 1.

Schedule of Brookfield Renewables Net Financial Instrument Positions	The aggregate amount of Brookfield Renewable’s net financial instrument positions as at December 31 are as follows:

	Financial Instruments Assets					Financial Instruments Liabilities
		Instruments not designated as hedges					Instruments not designated as hedges
(MILLIONS)	Instruments designated as hedges	Fair value through profit & loss	Fair value through OCI	Amortized cost	Total	Instruments designated as hedges	Fair value through profit & loss	Total	Net Assets (Liabilities)
IFRS 9 PPAs	$25	$145	$—	$—	$170	$(850)	$(175)	$(1,025)	$(855)
Energy derivative contracts	3	68	—	—	71	(4)	(105)	(109)	(38)
Interest rate swaps	164	229	—	—	393	(15)	(94)	(109)	284
Foreign exchange swaps	116	73	—	—	189	(49)	(9)	(58)	131
Investments in debt and equity securities	—	1,802	137	566	2,505	—	—	—	2,505
Tax equity	—	94	—	—	94	—	(2,125)	(2,125)	(2,031)
Balance, as at December 31, 2024	$308	$2,411	$137	$566	$3,422	$(918)	$(2,508)	$(3,426)	$(4)
Less: current portion					(368)			636	268
Long-term portion					$3,054			$(2,790)	$264

IFRS 9 PPAs	$363	$89	$—	$—	$452	$(479)	$(309)	$(788)	$(336)
Energy derivative contracts	—	111	—	—	111	(19)	(135)	(154)	(43)
Interest rate swaps	45	222	—	—	267	(65)	(66)	(131)	136
Foreign exchange swaps	31	6	—	—	37	(304)	(123)	(427)	(390)
Investments in debt and equity securities	—	2,254	1,170	341	3,765	—	—	—	3,765
Tax equity	—	120	—	—	120	—	(968)	(968)	(848)
Balance, as at December 31, 2025	$439	$2,802	$1,170	$341	$4,752	$(867)	$(1,601)	$(2,468)	$2,284
Less: current portion					(357)			670	313
Long-term portion					$4,395			$(1,798)	$2,597
The following table presents the change in Brookfield Renewable’s total net financial instrument asset position as at and for the year ended December 31:

(MILLIONS)	Balance as at Dec 31, 2024 asset (liability)	Changes in fair value recognized in OCI(1)	Changes in fair value (hedge ineffectiveness)(2)	Changes in fair value on financial instruments through profit and loss(2)	Amounts reclassified from OCI to income	Acquisitions, disposals, settlements and other	Foreign exchange loss	Balance as at Dec 31, 2025 asset (liability)
IFRS 9 PPAs(3)	$(855)	$(51)	$(15)	$18	$121	$446	$—	$(336)
Energy derivative contracts	(38)	(29)	(8)	65	7	(40)	—	(43)
Interest rate swaps	284	(49)	(1)	87	(18)	(173)	6	136
Foreign exchange swaps	131	(614)	—	(214)	—	307	—	(390)
Investments in debt and equity securities(4)	2,505	5	—	256	—	944	55	3,765
Tax equity	(2,031)	—	—	841	—	342	—	(848)
	$(4)	$(738)	$(24)	$1,053	$110	$1,826	$61	$2,284
(1)Amounts recognized in Equity-accounted investments, Gains (losses) arising during the year on financial instruments designated as cash-flow hedges and Unrealized gain (loss) on foreign exchange swaps – net investment hedge on the consolidated statements of comprehensive income (loss).
(2)Amounts recognized in Foreign exchange and financial instruments gain (loss) on the consolidated statements of income (loss) excluding realized gains and losses recorded on foreign exchange.
(3)Level 3 power purchase agreements accounted for as energy derivatives that are either designated as a hedge or not designated as a hedge.
(4)Includes $341 million of investments in debt securities measured at amortized cost.

(MILLIONS)	Balance as at Dec 31, 2023 asset (liability)	Changes in fair value recognized in OCI(1)	Changes in fair value (hedge ineffectiveness)(2)	Changes in fair value on derivatives not designated in hedge relationships(2)	Amounts reclassified from OCI to income	Acquisitions, settlements and other	Foreign exchange gain (loss)	Balance as at Dec 31, 2024 asset (liability)
IFRS 9 PPAs(3)	$(748)	$(297)	$4	$68	$(1)	$121	$(2)	$(855)
Energy derivative contracts	8	(3)	—	30	(94)	21	—	(38)
Interest rate swaps	128	25	—	29	39	66	(3)	284
Foreign exchange swaps	(326)	221	—	176	—	60	—	131
Investments in debt and equity securities(4)	1,540	4	—	192	—	784	(15)	2,505
Tax equity	(1,755)	—	—	512	—	(788)	—	(2,031)
	$(1,153)	$(50)	$4	$1,007	$(56)	$264	$(20)	$(4)
(1)Amounts recognized in Equity-accounted investments, Gains (losses) arising during the year on financial instruments designated as cash-flow hedges and Unrealized gain (loss) on foreign exchange swaps – net investment hedge on the consolidated statements of comprehensive income (loss).
(2)Amounts recognized in Foreign exchange and financial instruments gain (loss) on the consolidated statements of income (loss) excluding realized gains and losses recorded on foreign exchange.
(3)Level 3 power purchase agreements accounted for as energy derivatives that are either designated as a hedge or not designated as a hedge.
(4)Includes $566 million of investments in debt securities measured at amortized cost.

Schedule of Derivative Contracts Designated as Hedging Instruments
The following table summarizes the energy derivative contracts designated as hedging instruments:

Energy derivative contracts and IFRS 9 PPAs	December 31, 2025	December 31, 2024
Carrying amount ((liability)/asset)	$(135)	$(826)
Notional amount – GWh	144,899	122,862
Weighted average hedged rate for the year ($/MWh)	42	44
Maturity dates	2026-2052	2025-2051
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	(111)	(284)
Change in value of hedged item used to determine hedge effectiveness	(135)	(308)
The following table summarizes the interest rate hedges designated as hedging instruments:

Interest rate hedges	December 31, 2025	December 31, 2024
Carrying amount (asset/(liability))	$(20)	$149
Notional amount – $	3,314	2,220
Notional amount – C$(1)	260	294
Notional amount – €(1)	164	1,001
Notional amount – £(1)	108	—
Notional amount – COP(1)	98	92
Maturity dates	2026-2056	2025-2061
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	(16)	(11)
Change in value of hedged item used to determine hedge effectiveness	16	13
(1)Notional amounts of foreign currency denominated interest rate hedges are presented at the U.S. dollar equivalent value based on the December 31, 2025 foreign currency spot rate.
The following table summarizes the foreign exchange swaps designated as hedging instruments:

Foreign exchange swaps	December 31, 2025	December 31, 2024
Carrying amount (asset/(liability))	$(273)	$67
Notional amount for hedges of the Colombian peso(1)	1,351	2,061
Notional amount for hedges of the Chinese yuan(1)	1,125	1,018
Notional amount for hedges of the British pounds sterling(1)	830	1,414
Notional amount for hedges of the Euro(1)	730	474
Notional amount for hedges of the Indian rupee(1)	720	855
Notional amount for hedges of the Brazilian real(1)	413	324
Notional amount for hedges of the Canadian dollar(1)	133	79
Notional amount for hedges of other currencies(1)	125	47
Maturity date	2026 - 2029	2025 - 2029
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year:
COP/$ foreign exchange forward contracts	4,765	4,572
CNY/$ foreign exchange forward contracts	7.02	7.01
£/$ foreign exchange forward contracts	0.80	0.80
€/$ foreign exchange forward contracts	0.90	0.92
INR/$ foreign exchange forward contracts	91	87
BRL/$ foreign exchange forward contracts	6.26	5.63
CAD/$ foreign exchange forward contracts	1.35	1.35
(1)Notional amounts expressed in millions of U.S. dollars
The following table presents a reconciliation of the limited partners’ equity reserves impacted by financial instruments:

(MILLIONS)	Cash flow hedges	Investments in equity securities	Foreign currency translation
Balance, as at December 31, 2023	$36	$1	$(701)
Effective portion of changes in fair value arising from:
Energy derivative contracts	(55)	—	—
Interest rate swaps	(31)	—	—
Foreign exchange swaps	56	—	56
Amount reclassified to profit or loss	(24)	—	—
Foreign currency revaluation of designated borrowings	—	—	105
Foreign currency revaluation of net foreign operations	—	—	(310)
Valuation of investments in equity securities designated FVOCI	—	(1)	—
Tax effect	13	—	—
Other	1	—	(9)
Balance, as at December 31, 2024	$(4)	$—	$(859)
Effective portion of changes in fair value arising from:
Energy derivative contracts	(14)	—	—
Interest rate swaps	(36)	—	—
Foreign exchange swaps	—	—	—
Amount reclassified to profit or loss	4	—	—
Foreign currency revaluation of designated borrowings	—	—	(304)
Foreign currency revaluation of net foreign operations	—	—	364
Valuation of investments in equity securities designated FVOCI	—	—	—
Tax effect	18	—	—
Other	—	—	(131)
Balance, as at December 31, 2025	$(32)	$—	$(930)